Label	Element	Value
Virtus Newfleet Intermediate Municipal Bond Fund
Risk/Return:	oef_RiskReturnAbstract
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

Supplement dated June 15, 2026 to the Fund’s Summary Prospectus and the Virtus Asset Trust Statutory Prospectus, each dated April 28, 2026, as supplemented

IMPORTANT NOTICE TO INVESTORS

As previously disclosed to shareholders, effective after the close of business on June 12, 2026, Virtus Fixed Income Advisers, LLC (“VFIA”), the subadviser to the Fund, has transferred the employees involved in the day-to-day management of the Fund from its Seix Investment Advisors (“Seix”) division to its Newfleet Asset Management (“Newfleet”) division. Accordingly, the Fund has been renamed Virtus Newfleet Intermediate Municipal Bond Fund, and all references to Virtus Seix Investment Grade Tax-Exempt Bond Fund are hereby changed to reflect the new name. Because Seix and Newfleet are both operating divisions of VFIA, this is not a change in subadviser and will not impact the management of the Fund.

Also effective after the close of business on June 12, 2026, the Fund’s investment adviser has lowered the Fund’s investment advisory fee rates so that they are contractually 0.45% on the first billion of the Fund’s net assets and 0.40% on net assets over $1 billion. The resulting changes to the Fund’s prospectuses are described in more detail below.

Under “Fees and Expenses” in the Fund’s summary prospectus and the summary section of the statutory prospectus, the “Shareholder Fees” and “Annual Fund Operating Expenses” tables and associated footnotes are hereby replaced with the following:

Risk/Return [Heading]	oef_RiskReturnHeading	Virtus Newfleet Intermediate Municipal Bond Fund
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Virtus Newfleet Intermediate Municipal Bond Fund | Class A Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.32%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.02%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.35%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.67%	[2]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 348
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	563
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	795
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,463
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	348
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	563
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	795
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,463
Virtus Newfleet Intermediate Municipal Bond Fund | Class I Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.37%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.82%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.32%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.50%	[2]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 57
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	236
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	430
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	989
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	57
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	236
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	430
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 989

[1]	Not included in the table are extraordinary expenses. If such amounts were reflected in this table, the Other Expenses would have been 0.33% for Class A Shares and 0.38% for Class I Shares.
[2]

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.67% for Class A Shares and 0.50% for Class I Shares through April 30, 2027. Prior to April 30, 2027, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.